Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Cash and cash equivalents

12. Cash and cash equivalents

For the purpose of the condensed consolidated statement of cash flows, cash and cash equivalents are comprised of the following:

	June 30 2021 £’000	December 31 2020 £’000
Cash at bank available on demand	32,373	52,742
Cash held in short term deposit accounts	27,974	190,782
Cash and cash equivalents in the statement of cash flows	60,347	243,524